Taxation - Schedule of Provisions for Income Taxes (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Provisions for Income Taxes [Abstract]
Current income tax expense	$ (49,985)	$ 383
Deferred tax expense	193	187
Income tax (benefit) provision	$ (49,792)	$ 570